                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                         PROSPECTUS DATED MAY 1, 2004
                           (FLEXIBLE VALUE ANNUITY)

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                                (SECURANNUITY)

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                       PROSPECTUS DATED NOVEMBER 6, 1996
                              (ULTIMATE ANNUITY)

This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                                               Minimum Maximum
                                                                                                               ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                                                   0.26%   1.02%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                             DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
CLASS 2
American Funds Global Small Capitalization Fund     0.70%        0.25%        0.04%     --       0.99%        --         0.99%
American Funds Growth Fund                          0.33%        0.25%        0.02%     --       0.60%        --         0.60%
American Funds Growth-Income Fund                   0.27%        0.25%        0.02%     --       0.54%        --         0.54%
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP                               0.79%          --         0.23%     --       1.02%        --         1.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
INITIAL CLASS
Asset Manager/SM/ Portfolio                         0.50%          --         0.13%     --       0.63%        --         0.63%
Contrafund(R) Portfolio                             0.55%          --         0.09%     --       0.64%        --         0.64%
Growth Portfolio                                    0.55%          --         0.11%     --       0.66%        --         0.66%
Money Market Portfolio                              0.17%          --         0.09%     --       0.26%        --         0.26%

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

                                                      DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                         AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                          MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                             FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio           0.85%         --          0.02%      --      0.87%       0.02%       0.85%
Lord Abbett Bond Debenture Portfolio         0.51%         --          0.03%      --      0.54%         --        0.54%
MFS(R) Research International Portfolio      0.68%         --          0.07%      --      0.75%       0.06%       0.69%
Morgan Stanley Mid Cap Growth Portfolio      0.64%         --          0.05%      --      0.69%       0.01%       0.68%
PIMCO Total Return Portfolio                 0.48%         --          0.03%      --      0.51%         --        0.51%
T. Rowe Price Large Cap Value Portfolio      0.57%         --          0.02%      --      0.59%         --        0.59%
Third Avenue Small Cap Value Portfolio       0.73%         --          0.03%      --      0.76%       0.02%       0.74%
METROPOLITAN SERIES FUND -- CLASS A
Barclays Aggregate Bond Index Portfolio      0.25%         --          0.03%      --      0.28%       0.01%       0.27%
BlackRock Bond Income Portfolio              0.33%         --          0.02%      --      0.35%       0.00%       0.35%
BlackRock Capital Appreciation Portfolio     0.69%         --          0.02%      --      0.71%       0.01%       0.70%
BlackRock Large Cap Value Portfolio          0.63%         --          0.02%      --      0.65%       0.06%       0.59%
Met/Artisan Mid Cap Value Portfolio          0.81%         --          0.02%      --      0.83%         --        0.83%
MetLife Mid Cap Stock Index Portfolio        0.25%         --          0.05%    0.02%     0.32%       0.00%       0.32%
MetLife Stock Index Portfolio                0.25%         --          0.02%      --      0.27%       0.01%       0.26%
MFS(R) Total Return Portfolio                0.55%         --          0.04%      --      0.59%         --        0.59%
MFS(R) Value Portfolio                       0.70%         --          0.02%      --      0.72%       0.14%       0.58%
MSCI EAFE(R) Index Portfolio                 0.30%         --          0.10%    0.01%     0.41%       0.00%       0.41%
Neuberger Berman Genesis Portfolio           0.80%         --          0.03%      --      0.83%       0.01%       0.82%
Russell 2000(R) Index Portfolio              0.25%         --          0.06%    0.11%     0.42%       0.00%       0.42%
T. Rowe Price Large Cap Growth Portfolio     0.60%         --          0.03%      --      0.63%       0.01%       0.62%
T. Rowe Price Small Cap Growth Portfolio     0.48%         --          0.04%      --      0.52%         --        0.52%
WMC Core Equity Opportunities Portfolio      0.70%         --          0.02%      --      0.72%       0.11%       0.61%
T. ROWE PRICE GROWTH STOCK FUND, INC.        0.52%         --          0.17%      --      0.69%         --        0.69%
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price International Stock Fund       0.65%         --          0.20%      --      0.85%         --        0.85%
T. ROWE PRICE PRIME RESERVE FUND, INC.       0.35%         --          0.20%      --      0.55%         --        0.55%
THE ALGER PORTFOLIOS -- CLASS I-2
Alger Small Cap Growth Portfolio             0.81%         --          0.14%      --      0.95%         --        0.95%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                                                             INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                            AND SUBADVISER
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
-- CLASS 2
American Funds Global Small
 Capitalization Fund                   Seeks long-term growth of capital.     Capital Research and Management Company
American Funds Growth Fund             Seeks growth of capital.               Capital Research and Management Company
American Funds Growth-Income Fund      Seeks long-term growth of capital and
                                       income.                                Capital Research and Management Company
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP*                 Seeks long-term growth of capital.     Deutsche Investment Management Americas Inc.
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Asset Manager/SM/ Portfolio*           Seeks to obtain high total return      Fidelity Management & Research Company
                                       with reduced risk over the long-term   Subadvisers: FMR Co., Inc.; Fidelity Investments
                                       by allocating its assets among         Money Management, Inc.
                                       stocks, bonds, and short-term
                                       instruments.
Contrafund(R) Portfolio*               Seeks long-term capital appreciation.  Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Growth Portfolio*                      Seeks to achieve capital appreciation. Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Money Market Portfolio                 Seeks as high a level of current       Fidelity Management & Research Company
                                       income as is consistent with           Subadviser: Fidelity Investments Money
                                       preservation of capital and liquidity. Management, Inc.
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
                                       opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio                                                                     Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of    MetLife Advisers, LLC
                                       capital and prudent investment         Subadviser: Pacific Investment Management
                                       management.                            Company LLC
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio                              by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
                                       believed to be undervalued. Income is
                                       a secondary objective.
Third Avenue Small Cap Value Portfolio Seeks long-term capital appreciation.  MetLife Advisers, LLC
                                                                              Subadviser: Third Avenue Management LLC
METROPOLITAN SERIES FUND -- CLASS A
Barclays Aggregate Bond Index          Seeks to track the performance of the  MetLife Advisers, LLC
 Portfolio                             Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife Investment Management,
                                                                              LLC
BlackRock Bond Income Portfolio        Seeks a competitive total return
                                       primarily from investing in            MetLife Advisers, LLC
                                       fixed-income securities.               Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation         Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: BlackRock Advisors, LLC
Met/Artisan Mid Cap Value Portfolio    Seeks long-term capital growth.        MetLife Advisers, LLC
                                                                              Subadviser: Artisan Partners Limited Partnership
MetLife Mid Cap Stock Index Portfolio  Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Management,
                                       Composite Stock Price Index.           LLC
MetLife Stock Index Portfolio          Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment Management,
                                       Stock Price Index.                     LLC

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
                                                                                           INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                          AND SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
MFS(R) Value Portfolio                 Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial Services
                                                                              Company
MSCI EAFE(R) Index Portfolio           Seeks to track the performance of the  MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                    Subadviser: MetLife Investment Management,
                                                                              LLC
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting    MetLife Advisers, LLC
                                       principally of capital appreciation.   Subadviser: Neuberger Berman Management
                                                                              LLC
Russell 2000(R) Index Portfolio        Seeks to track the performance of the  MetLife Advisers, LLC
                                       Russell 2000(R) Index.                 Subadviser: MetLife Investment Management,
                                                                              LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: T. Rowe Price Associates, Inc.
WMC Core Equity Opportunities          Seeks to provide a growing stream of
 Portfolio (formerly Davis Venture     income over time and, secondarily,     MetLife Advisers, LLC
 Value Portfolio)                      long-term capital appreciation and     Subadviser: Wellington Management Company,
                                       current income.                        LLP
T. ROWE PRICE GROWTH STOCK FUND,       Seeks long-term capital growth         T. Rowe Price Associates, Inc.
INC.**                                 through investments in stock.
T. ROWE PRICE INTERNATIONAL FUNDS,
INC.
T. Rowe Price International Stock      Seeks long-term growth of capital      T. Rowe Price Associates, Inc.
 Fund**                                through investments primarily in the   Subadviser: T. Rowe Price International Ltd
                                       common stocks of established,
                                       non-U.S. companies.
T. ROWE PRICE PRIME RESERVE FUND,      Seeks preservation of capital,         T. Rowe Price Associates, Inc.
INC.**                                 liquidity, and, consistent with
                                       these, the highest possible current
                                       income.
THE ALGER PORTFOLIOS -- CLASS I-2
Alger Small Cap Growth Portfolio*      Seeks long-term capital appreciation.  Fred Alger Management, Inc.

--------
*  Not available in the SecurAnnuity product.
** Available only in the SecurAnnuity product.

ADDITIONAL INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. ("MetLife"), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

In 2013, MetLife, Inc. announced its plans to merge MetLife Investors USA, MetLife Insurance Company of Connecticut (MetLife of Connecticut), MetLife Investors Insurance Company (MetLife Investors), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife of Connecticut and MetLife Investors, like MetLife Investors USA, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

The principal business address of MetLife Investors Distribution Company ("Distributor") has changed from 5 Park Plaza, Suite 1900, Irvine, CA 92614 to 1095 Avenue of the Americas, New York, NY 10036.

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors USA Insurance Company will be sent to you without charge.